Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income Tax Provision (Benefit)

The Company is subject to taxation in the United States and Florida. The benefit from income taxes for the period from October 27, 2014 (Inception) through December 31, 2015 is summarized below:

	2015	2014
Current:
Federal	$-	$-
State	-	-
Total current	-	-

Deferred:
Federal	14,722	11,247
State	-	-
Change in valuation allowance	(14,722)	(11,247)
Total deferred	-	-
Income tax provision (benefit)	$-	$-

Schedule of Deferred Tax Assets (Liabilities)

At December 31, 2015 and 2014, deferred tax assets (liabilities) consist of the following:

	2015	2014

Net operating loss carry-forwards	$26,019	$11,247
Other	-	-
Total deferred tax assets	26,019	11,247
Less: valuation allowance	(26,019)	(11,247)

Net deferred tax assets	-	-

Schedule of Reconcilation of Statutory Federal Income Tax Rate

A reconciliation of the statutory federal income tax rate for the year ended December 31, 2015 and 2014 to the effective tax rate is as follows:

	2015	2014
Expected federal tax	34.00%	34.00%
Valuation allowance	(34.00)%	(34.00)%

Total	-%	-%